CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS	12 Months Ended
Dec. 31, 2018
CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS
CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS

NOTE 3 - CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS:

Estimates and judgments are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances.

The Company makes judgments, estimates and assumptions concerning the future. The resulting accounting estimates will, by definition, seldom equal the related actual results. The material judgments, estimates and assumptions that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the following financial year, are with respect to impairment of intangible assets.

The Company reviews once a year or when indications of impairment are present, whether research and development related assets are to be impaired. See note 2i.

The Company makes judgments to determine whether indications are present that require reviewing impairment of these intangible assets.

An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amounts of each asset are based on the Company’s estimates as to the development of the therapeutic candidates, changes in the potential market, market competition and timetables for regulatory approvals.